Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of intangible assets estimated useful lives
Useful life
Land use rights	50 years
Software	3 years

Schedule of currency exchange rate
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2022	2021	2021
Period/Year-end spot rate	US$1=RMB6.3482	US$1=RMB6.5565	US$1=RMB6.4580
Average rate	US$1=RMB6.3717	US$1=RMB6.5541	US$1=RMB6.5095